CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OPERATING ACTIVITIES
(Loss)/profit before income tax for the year	$ (2,383)	¥ (16,432)	¥ (52,836)	¥ 24,179
Adjustments for:
Interest expenses		4,015	4,128	3,457
Interest expenses | $	582
Interest income		(6,883)	(7,358)	(7,330)
Interest income | $	(998)
Gain on disposal of property, plant and equipment	(1)	(5)
Consultants share option expenses		16,152
Expense relating to consultant service reward | $	2,342
Expenses related to issuance of shares			1,579
Fair value (gain)/loss on financial instruments, net	(146)	(1,007)	38,349	(31,334)
Depreciation of property, plant and equipment	44	304	510	565
Depreciation of right-of-use assets	205	1,413	1,366	1,663
Amortization of intangible assets	118	813	884	156
Impairment losses/(reversal) on trade receivables		(3,989)	3,840	4,544
Impairment losses on trade receivables | $	(578)
Impairment losses on contract assets	25	171	357	172
Impairment losses on other receivables	(397)	2,745	239
Impairment losses on other receivables	397	(2,745)	(239)
Impairment reversal on amounts due from related companies			(1,106)	(554)
Changes in working capital
Inventories	37	257	(148)	(201)
Trade and bills receivables	(1,560)	(10,764)	6,580	26,263
Contract assets	(749)	(5,165)	(780)	(18,595)
Prepayments	73	504	(1,852)	406
Other receivables	47	321	(930)	41
Other current assets	265	1,829	1,805	(504)
Trade payables	(115)	(792)	(7,507)	(38,471)
Other payables and accruals	476	3,280	813	(10,961)
Provision	72	494
Cash used in operations	(1,847)	(12,739)	(12,067)	(46,504)
Income tax paid	(7)	(47)	(1)	(22)
Net cash flows used in operating activities	(1,854)	(12,786)	(12,068)	(46,526)
INVESTING ACTIVITIES
Interest received	1,057	7,291	3,760	7,667
Additions of service concession right			(68)	(7,575)
Purchase of property, plant and equipment	(2)	(17)	(28)	(266)
Purchase of intangible assets	(1)	(5)
Prepayment for right-of-use assets	(33)	(228)	(55)
Purchase of structured deposit products			(60,000)	(45,000)
Disposal of property, plant and equipment	1	9	6	6
Disposal of a subsidiary			(263)
Loan to an unrelated company			(80,000)
Repayment from loans due from related companies			125,000
Proceeds from maturity of structured deposit products			65,000	40,000
Net cash flows (used in)/from investing activities	1,022	7,050	53,352	(5,168)
FINANCING ACTIVITIES
Proceeds from issuance of shares			41,996
Proceeds from bank loans				50,000
Repayments of bank loans	(435)	(3,000)	(3,000)
Advances from related companies			360	4,082
Advances from the Shareholder				462
Repayment to related companies	(401)	(2,765)	(50,148)
Repayments to the Shareholder	(998)	(6,885)	(7,149)
Payment of principal portion of lease liabilities	(162)	(1,120)	(1,463)	(1,769)
Payment of interest expenses of lease liabilities	(19)	(133)	(150)	(80)
Deemed distribution to the controlling shareholder			(10,297)
Payments related to issuance of shares				(72)
Dividends paid to non-controlling shareholders			(4,900)
Dividends paid to former non-controlling shareholders	(732)	(5,048)
Interest paid	(563)	(3,882)	(4,035)	(4,028)
Net cash flows from/(used in) financing activities	(3,310)	(22,833)	(38,786)	48,595
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(4,142)	(28,569)	2,498	(3,099)
NET FOREIGN EXCHANGE DIFFERENCE	277	1,905	(719)	281
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	8,460	58,359	56,580	59,398
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 4,595	¥ 31,695	¥ 58,359	¥ 56,580